Non-Controlling Interest in Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2022
Disclosure of non controlling interest in consolidated subsidiaries [Abstract]
Non-Controlling Interest in Consolidated Subsidiaries	Non-Controlling Interest in Consolidated Subsidiaries
An analysis of Coca-Cola FEMSA’s non-controlling interest in its consolidated subsidiaries as of December 31, 2022, 2021 and 2020 is as follows:

	2022	2021	2020
Mexico	Ps. 5,337	Ps. 5,200	Ps. 4,823
Colombia	16	19	22
Brazil	1,138	803	738
	Ps. 6,491	Ps. 6,022	Ps. 5,583
Non-controlling interests in Mexico primarily represent the individual results of a Mexican holding company Kristine Overseas, S.A.P.I. de C.V. This entity also has non-controlling stakes in certain Brazilian subsidiaries.
The changes in Coca-Cola FEMSA’s non-controlling interest were as follows:

	2022	2021	2020
Balance at beginning of the period	Ps. 6,022	Ps. 5,583	Ps. 6,751
Net income of non-controlling interest	592	623	61
Exchange differences on translation of foreign operations	37	(210)	(1,261)
Valuation of the effective portion of derivative financial instruments, net of taxes	(104)	87	100
Dividends paid	(56)	(61)	(68)
Balance at end of the period	Ps. 6,491	Ps. 6,022	Ps. 5,583